Transfers of financial assets and variable interest entities (Details 8) SFr in Millions	Jun. 30, 2015 CHF (SFr) day year	Mar. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr) day year	Jun. 30, 2014 CHF (SFr)
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 104,054	SFr 87,913	SFr 79,349	SFr 66,469
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	137,834	144,859	163,208	165,744
Trading assets	205,688	235,564	241,131	235,427
Investment securities	3,370	3,052	2,791	3,323
Other investments	7,391	7,881	8,613	7,709
Net loans	270,171	270,774	272,551	254,532
Premises and equipment	4,429	4,520	4,641	4,811
Other assets	59,749	66,497	70,558	64,689
of which loans held-for-sale	24,101	24,963	25,911	19,755
Customer deposits	356,453	365,007	369,058	346,296
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	58,567	66,140	70,119	88,066
Trading liabilities	59,390	69,757	72,655	75,129
Short-term borrowings	26,401	27,577	25,921	29,426
Long-term debt	182,655	175,678	177,898	143,827
Other liabilities	SFr 45,301	45,349	SFr 50,970	48,913
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	45		49
Average maturity of conduit's assets (in years) | year	1.8		1.8
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 1,470	1,231	SFr 1,493	916
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	197	664	660	1,224
Trading assets	3,394	3,930	4,261	3,439
Investment securities	925	306	0	59
Other investments	1,904	2,081	2,105	1,928
Net loans	666	242	245	2,008
Premises and equipment	414	435	452	495
Other assets	14,172	15,648	16,134	13,815
of which loans held-for-sale	10,892		12,569
Total assets of consolidated VIEs	23,142		25,350
Customer deposits	0	2	3	269
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3	0	0	0
Trading liabilities	28	40	35	16
Short-term borrowings	9,470	9,212	9,384	8,733
Long-term debt	11,972	12,975	13,452	11,857
Other liabilities	1,655	SFr 1,604	1,728	SFr 859
Total liabilities of consolidated VIEs	23,128		24,602
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,149		1,122
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Trading assets	685		615
Investment securities	0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	9,312		8,726
of which loans held-for-sale	9,269		8,689
Total assets of consolidated VIEs	11,146		10,463
Customer deposits			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	6		6
Short-term borrowings	0		0
Long-term debt	10,894		10,318
Other liabilities	40		27
Total liabilities of consolidated VIEs	10,940		10,351
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	197		660
Trading assets	48		57
Investment securities	0
Other investments	0		0
Net loans	444		12
Premises and equipment	0		0
Other assets	126		262
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	815		991
Customer deposits			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	0		0
Short-term borrowings	8,722		9,384
Long-term debt	0		18
Other liabilities	14		29
Total liabilities of consolidated VIEs	8,736		9,431
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	80		16
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Trading assets	0		250
Investment securities	925
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	2,473		4,741
of which loans held-for-sale	1,349		3,500
Total assets of consolidated VIEs	3,478		5,007
Customer deposits			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	0		0
Short-term borrowings	748		0
Long-term debt	745		2,418
Other liabilities	600		573
Total liabilities of consolidated VIEs	2,093		2,991
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	134		187
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Trading assets	1,196		1,715
Investment securities	0
Other investments	0		30
Net loans	0		0
Premises and equipment	0		0
Other assets	1		3
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	1,331		1,935
Customer deposits			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	224		216
Other liabilities	1		124
Total liabilities of consolidated VIEs	228		340
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	86		109
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Trading assets	975		867
Investment securities	0
Other investments	1,496		1,651
Net loans	22		24
Premises and equipment	414		452
Other assets	100		197
of which loans held-for-sale	16		24
Total assets of consolidated VIEs	3,093		3,300
Customer deposits			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	19		23
Short-term borrowings	0		0
Long-term debt	100		99
Other liabilities	130		146
Total liabilities of consolidated VIEs	249		268
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	21		59
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Trading assets	490		757
Investment securities	0
Other investments	408		424
Net loans	200		209
Premises and equipment	0		0
Other assets	2,160		2,205
of which loans held-for-sale	258		356
Total assets of consolidated VIEs	3,279		3,654
Customer deposits			3
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	3		6
Short-term borrowings	0		0
Long-term debt	9		383
Other liabilities	870		829
Total liabilities of consolidated VIEs	882		1,221
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	102,358		78,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	138,231		163,208
Trading assets	205,898		241,313
Investment securities	2,965		2,379
Other investments	7,261		8,467
Net loans	253,094		255,928
Premises and equipment	4,230		4,441
Other assets	59,475		70,511
Customer deposits	345,069		357,569
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	58,567		70,119
Trading liabilities	59,457		72,667
Short-term borrowings	26,401		25,921
Long-term debt	177,429		172,947
Other liabilities	SFr 45,306		SFr 50,648